Deferred Policy Acquisition Costs - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Policy Acquisition Costs Disclosures [Abstract]
Accumulated Amortization of Present Value of Future Profits	$ 134	$ 125
Approximate annual rate of decrease in present value of future profits during next five years	16.70%